CASH, CASH EQUIVALENTS AND RESTRICTED CASH	6 Months Ended
Jun. 30, 2019
Cash and Cash Equivalents [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH	CASH, CASH EQUIVALENTS AND RESTRICTED CASH

As of June 30, 2019 and June 30, 2018, the following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the statement of financial position that sum to the total of the same such amounts shown in the statement of cash flows.

(in thousands of $)	2019	2018
Cash and cash equivalents	97,937	249,970
Short term restricted cash	19,612	15,535
Long term restricted cash	45,708	56,156
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	163,257	321,661

Amounts included in short-term and long-term restricted cash include primarily cash balances that are required to be maintained by the financial covenants in our loan facilities. Under our debt facilities, we need to maintain free cash of the higher of $20 million or 5% of total interest bearing debt. In addition to minor amounts secured for tax payments or for claims processes, short-term restricted cash included $9.1 million as at June 30, 2019 (December 31, 2018: $0.8 million), required to be set aside by our margin calls and cash collateral on derivative positions